Schedule of restatement of each financial statement (Details)	Dec. 31, 2025 USD ($)
Prepayments, receivables and other assets	$ 20,948,216
Accounts payable, accruals and other payables	55,329,740
Previously Reported [Member]
Prepayments, receivables and other assets	24,738,392
Accounts payable, accruals and other payables	59,119,916
Revision of Prior Period, Reclassification, Adjustment [Member]
Prepayments, receivables and other assets	(3,790,176)
Accounts payable, accruals and other payables	$ (3,790,176)